Fair Value of Financial Instruments (Details - Assumption) - $ / shares	3 Months Ended	7 Months Ended	12 Months Ended
	Aug. 21, 2020	Dec. 31, 2020	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair value of common stock (per share)	$ 3.30	$ 3.25	$ 1.02
Estimated additional shares of common stock	57,462	31,353	134,229
Expected volatility	135.00%	90.00%	105.00%
Expected term (years)	5 months 12 days	3 months	3 months
Risk-free interest rate	0.11%	0.09%	0.06%